BUSINESS ACQUISITIONS - Acquisitions of subsidiaries under common control (Details) - RUB (₽) ₽ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018	Oct. 31, 2018	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2018	Jun. 30, 2018
Disclosure of business combinations
Consideration paid net of cash acquired				₽ 2,359	₽ 13,242
Cash acquired				12	1,401
Assets acquired other than cash				1,119	129,969
Liabilities assumed				₽ 58	₽ 128,290
Dekart
Disclosure of business combinations
Consideration paid		₽ 5,242
Consideration paid net of cash acquired		4,658
Assets acquired other than cash		3,406
Liabilities assumed		₽ 125
MTS Bank
Disclosure of business combinations
Ownership interest acquired (as a percentage)						26.60%
Ownership interest in subsidiary (as a percentage)			55.40%	99.90%
Amount of consideration			₽ 8,273
Consideration paid				₽ 12,855
Consideration paid net of cash acquired			6,873
Cash acquired			1,401
Assets acquired other than cash			126,180
Liabilities assumed			₽ 128,165
Serebryaniy Bor
Disclosure of business combinations
Consideration paid	₽ 1,711
Consideration paid net of cash acquired	1,711
Assets acquired other than cash	₽ 383